Employee Benefits	6 Months Ended
Apr. 30, 2023
Employee Benefits
Employee Benefits
NOTE 15: EMPLOYEE BENEFITS
The following table summarizes expenses for the Bank’s principal pension and non-pension
post-retirement defined benefit plans and the Bank’s other material defined benefit pension plans, for the three and six months ended April 30, 2023 and April 30, 2022. Other employee defined benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes.
Defined Benefit Plan Expenses

(millions of Canadian dollars)	Principal pension plans		Principal post-retirement benefit plan		Other pension plans 1
		For the three months ended
	April 30 2023	April 30 2022	April 30 2023	April 30 2022	April 30 2023	April 30 2022
Service cost – benefits earned	$62	$104	$1	$2	$4	$6
Net interest cost (income) on net defined benefit liability (asset)	(25)	(6)	5	4	5	4
Interest cost on asset limitation and minimum funding requirement	5	–	–	–	1	–

Defined benefit administrative expenses	3	3	–	–	2	1
Total	$45	$101	$6	$6	$12	$11

	For the six months ended
	April 30 2023	April 30 2022	April 30 2023	April 30 2022	April 30 2023	April 30 2022
Service cost – benefits earned	$124	$208	$2	$4	$8	$12
Net interest cost (income) on net defined benefit liability (asset)	(50)	(12)	10	7	11	9
Interest cost on asset limitation and minimum funding requirement	10	–	–	–	2	–

Defined benefit administrative expenses	5	5	–	–	3	2
Total	$89	$201	$12	$11	$24	$23

1
Includes Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension plan, TD Insurance defined benefit pension plan, and supplemental executive defined benefit pension plans.

The following table summarizes expenses for the Bank’s defined contribution plans for the three and six months ended April 30, 2023 and April 30, 2022.
Defined Contribution Plan Expenses

(millions of Canadian dollars)	For the three months ended		For the six months ended
	April 30 2023	April 30 2022	April 30 2023	April 30 2022
Defined contribution pension plans 1	$62	$44	$126	$98

Government pension plans 2	121	98	294	240
Total	$183	$142	$420	$338

1	Includes defined contribution portion of the TD Pension Plan (Canada) and TD Bank, N.A. defined contribution 401(k) plan.
2	Includes Canada Pension Plan, Quebec Pension Plan, and Social Security under the U.S. Federal Insurance Contributions Act .

The following table summarizes the remeasurements recognized in other comprehensive income for the Bank’s principal pension and post-retirement defined benefit plans for the three and six months ended April 30, 2023 and April 30, 2022.
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans
1,2,3

(millions of Canadian dollars)	Principal pension plans		Principal post-retirement benefit plan
	For the three months ended
	April 30 2023	April 30 2022	April 30 2023	April 30 2022
Remeasurement gain/(loss) – financial	$(147)	$1,667	$(3)	$67
Remeasurement gain/(loss) – return on plan assets less interest income	38	(988)	–	–

Change in asset limitation and minimum funding requirement	63	–	–	–

Total	$(46)	$679	$(3)	$67

	For the six months ended
	April 30 2023	April 30 2022	April 30 2023	April 30 2022
Remeasurement gain/(loss) – financial	$(529)	$1,901	$(27)	$82
Remeasurement gain/(loss) – return on plan assets less interest income	424	(860)	–	–

Change in asset limitation and minimum funding requirement	179	–	–	–

Total	$74	$1,041	$(27)	$82

1
Excludes the Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension plan, TD Insurance defined benefit pension plan, supplemental executive retirement plans, and other employee defined benefit plans operated by the Bank and certain of its subsidiaries not considered material for disclosure purposes as these plans are not remeasured on a quarterly basis.

2	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. All other assumptions are updated annually.
3	Amounts are presented on a pre-tax basis.